STOCKHOLDERS' EQUITY (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Beginning Balance	4,434,267	4,311,166	2,810,579
Granted	0	2,156,691	2,247,019
Cancelled	0	(2,033,590)	(746,432)
Forfeited	0	0	0
Exercised	0	0	0
Ending Balance	4,434,267	4,434,267	4,311,166	2,810,579
Warrants exercisable	4,434,267	4,434,267
Weighted Average Exercise Price
Beginning Balance	$ 4.12	$ 6.16	$ 7.55
Granted	0	3.40	7.62
Cancelled	0	7.68	7.20
Forfeited	0	0	0
Exercised	0	0	0
Ending Balance	4.12	4.12	$ 6.16	$ 7.55
Warrants exercisable	4.12	4.12
Weighted average fair value of warrants granted during the period	$ 0	$ 3.40
Weighted Average Remaining Contractual Life (Years)
Balance	1 year 18 days	1 year 3 months 14 days	11 months 23 days	1 year 25 days
Granted	0 years	2 years	2 years 6 months
Cancelled	0 years	0 years	0 years
Forfeited	0 years	0 years	0 years
Exercised	0 years	0 years	0 years
Warrants exercisable	9 months 18 days	1 year 3 months 14 days